Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000225233 [Member] | AstraZeneca PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000225233 [Member] | NVIDIA Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%
C000225233 [Member] | Microsoft Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%
C000225233 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000225233 [Member] | Visa Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000225233 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%
C000225233 [Member] | Costco Wholesale Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000225233 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225233 [Member] | TJX Companies Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000225233 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000225233 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000225233 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000225233 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225233 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000225233 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000225233 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000225233 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000225233 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000225233 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000225233 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000225233 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225233 [Member] | Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000225233 [Member] | Other Liabilities Less Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000225233 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000173337 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000173337 [Member] | Sumitomo Mitsui Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000173337 [Member] | Sony Group Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000173337 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.87%
C000173337 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%
C000173337 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000173337 [Member] | Toronto Dominion Bank The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000173337 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
C000173337 [Member] | CSL Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000173337 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
C000173337 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000173337 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000173337 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000173337 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000173337 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000173337 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000173337 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000173337 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000173337 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000173337 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000173337 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000173337 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000173337 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000173338 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000173338 [Member] | Sumitomo Mitsui Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000173338 [Member] | Sony Group Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000173338 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.87%
C000173338 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%
C000173338 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000173338 [Member] | Toronto Dominion Bank The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000173338 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
C000173338 [Member] | CSL Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000173338 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
C000173338 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000173338 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000173338 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000173338 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000173338 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000173338 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000173338 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000173338 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000173338 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000173338 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000173338 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000173338 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000173338 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000202490 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000202490 [Member] | NVIDIA Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.76%
C000202490 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000202490 [Member] | Microsoft Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000202490 [Member] | Procter And Gamble Company The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000202490 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000202490 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
C000202490 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000202490 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000202490 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000202490 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000202490 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000202490 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000202490 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000202490 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000202490 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000202490 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000202490 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000202490 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000202490 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000202490 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000202490 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000202490 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000020964 [Member] | AstraZeneca PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000020964 [Member] | NVIDIA Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%
C000020964 [Member] | Microsoft Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%
C000020964 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000020964 [Member] | Visa Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000020964 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%
C000020964 [Member] | Costco Wholesale Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020964 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020964 [Member] | TJX Companies Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000020964 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000020964 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000020964 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000020964 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020964 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000020964 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000020964 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000020964 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000020964 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000020964 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000020964 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020964 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020964 [Member] | Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000020964 [Member] | Other Liabilities Less Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000020964 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000020965 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000020965 [Member] | NVIDIA Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.76%
C000020965 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000020965 [Member] | Microsoft Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000020965 [Member] | Procter And Gamble Company The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000020965 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000020965 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
C000020965 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020965 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020965 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000020965 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000020965 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000020965 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000020965 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000020965 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000020965 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000020965 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020965 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000020965 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000020965 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020965 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000020965 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000020965 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%